Other operating expenses (Tables)	6 Months Ended
Dec. 31, 2022
Other operating expenses [Abstract]
Other Operating Expenses
	Three months ended 31 Dec 2022	Three months ended 31 Dec 2021	Six months ended 31 Dec 2022	Six months ended 31 Dec 2021
	$'000	$'000	$'000	$'000

Insurance	1,437	976	3,392	1,104
Advertising, marketing and sponsorship	99	65	110	131
Short term office and equipment rental	54	30	155	73
Site expenses	889	340	1,377	574
Charitable donations	85	43	149	447
Filing fees	19	393	39	421
Site identification costs	-	-	15	-
Other expenses	506	66	976	217
Non-refundable sales tax	535	-	1,027	-

Other expenses	3,624	1,913	7,240	2,967